Share capital	9 Months Ended
Sep. 30, 2023
Share capital
Share capital

3. Share Capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a) Private placements:

On August 9, 2023, the company entered into an agreement with an investor in a private placement of US $2.0 million for 2 million shares at a combined purchase price of $1.00 per share with 500,000 warrants. The investor warrants have an excise price of $2.00 per share, are immediately excisable and will expire 6 years from the effective date. The investment comes from James Robinson, a long-term shareholder of Nymox and a distinguished member of the Board of Directors of the Company. The funds will be used for general corporate purposes.

The private placement was completed on August 29, 2023, and the company raised $2,000,000.

(b) Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 15,000,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As of September 30, 2023, 9,400,000 options could still be granted by the Corporation. The following table provides the activity of stock option awards during the nine-month period ended September 30, 2023 and for options outstanding and exercisable at the end of the nine-month period ended September 30, 2023, the weighted average exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2022	6,080,000	$1.76	2.92
Expired / Cancelled	(580,000)	1.33	-
Granted	100,000	0.30	-
Outstanding, September 30, 2023	5,600,000	$1.78	1.94
Options exercisable	5,600,000	$1.78	1.94

(c) Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees and contractors for their service.

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2023	2022	2023	2022
Stock options and stock compensation granted in:
2015	-	-	-	86,749
2020	10,790	32,369	75,528	97,107
2022	-	-	-	324,777
2023	-	-	37,096	-
Total stock-based compensation expense recognized	$10,790	$32,369	$112,624	$508,633

The stock-based compensation expense is disaggregated in the statements of consolidated Statements of Operations as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022

Stock-based compensation pertaining to general and administrative	$-	$-	$37,096	$368,151
Stock-based compensation pertaining to research and development	10,790	32,369	75,528	140,482
Total	$10,790	$32,369	$112,624	$508,633

(d) Warrants :

In the first quarter of 2022, the Corporation issued 3,878,789 investor warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00 with a five year term. In addition, the Company issued Placement Agent (or its assigns) warrants to purchase up to 193,939 shares of common stock at an exercise price of $2.06 per share, The Placement Agent Warrants are immediately exercisable and will expire on the five-year anniversary of the Effective Date. The warrants were recorded as part of additional paid in capital at a total of $1,877,608.

On August 9, 2023, the company issued 500,000 warrants to an accredited investor in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00. The warrant is immediately excisable and will expire 6 years from the effective date. The warrants were recorded as part of additional paid in capital at a total of $317,302.